GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Cash generating units assumptions forecasting period	5 years
Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 605	$ 111
Healthcare services | Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 599
Minimum | Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	4.30%
Discount rate applied to cash flow projections	8.40%
Perpetuity growth rate applied to cash flow projections	0.80%
Maximum | Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	16.20%
Discount rate applied to cash flow projections	16.70%
Perpetuity growth rate applied to cash flow projections	11.50%